Offerings	Jun. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99469
Maximum Aggregate Offering Price	$ 497,345,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,683.34
Offering Note	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2033
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99378
Maximum Aggregate Offering Price	$ 695,646,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,068.71
Offering Note	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2036
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.9922
Maximum Aggregate Offering Price	$ 694,540,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 95,915.97
Offering Note	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.